EATON VANCE INCOME FUND OF BOSTON

EATON VANCE SHORT DURATION HIGH INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2024

The following replaces the second table under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Income Fund of Boston
Kelley Gerrity	None	None
Stephen Concannon	$50,001 - $100,000	$100,001 - $500,000
Jeffrey Mueller	None	$100,001 - $500,000
Short Duration High Income Fund
Kelley Gerrity	None	None
Stephen Concannon	None	$100,001 - $500,000

May 8, 2024